Noncontrolling Interest - Schedule of Movements in Noncontrolling Interest (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, temporary equity	$ 20	$ 20
Net income attributable to noncontrolling interest, temporary equity	2	2
Distributions to noncontrolling interest, temporary equity	(2)	(2)
Noncontrolling interest - ending balance, temporary equity	20	20
Noncontrolling interest - beginning balance, equity	66	68
Net income attributable to noncontrolling interest, equity	7	6
Distributions to noncontrolling interest, equity	(8)	(8)
Noncontrolling interest - ending balance, equity	65	66
Noncontrolling interest - beginning balance	86	88
Net income attributable to noncontrolling interest	9	8
Distributions to noncontrolling interest	(10)	(10)
Noncontrolling interest - ending balance	85	86
B2M Limited Partnership [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, temporary equity	20	20
Net income attributable to noncontrolling interest, temporary equity	2	2
Distributions to noncontrolling interest, temporary equity	(2)	(2)
Noncontrolling interest - ending balance, temporary equity	20	20
Noncontrolling interest - beginning balance, equity	45	46
Net income attributable to noncontrolling interest, equity	5	4
Distributions to noncontrolling interest, equity	(6)	(5)
Noncontrolling interest - ending balance, equity	44	45
Noncontrolling interest - beginning balance	65	66
Net income attributable to noncontrolling interest	7	6
Distributions to noncontrolling interest	(8)	(7)
Noncontrolling interest - ending balance	64	65
Niagara Reinforcement Limited Partnership [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, equity	21	22
Net income attributable to noncontrolling interest, equity	2	2
Distributions to noncontrolling interest, equity	(2)	(3)
Noncontrolling interest - ending balance, equity	$ 21	$ 21